Related Party Transactions - Summary of Related Party Compensation for Officers and Directors (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Total	$ 21,913	$ 46,650
James Foster, Chief Executive Officer and Director
Disclosure of transactions between related parties [line items]
Salary	361,969	333,542	$ 325,000
Bonus	110,383	119,700	81,000
Option Awards	42,900	33,250	241,200
Other	5,100	4,200	3,600
Total	520,352	490,692	650,800
Nigel McCracken, Chief Operating Officer and Director
Disclosure of transactions between related parties [line items]
Salary	351,995	315,051	175,000
Bonus	105,599	107,776	50,000
Option Awards	42,900	33,250	71,600
Other	27,830	25,209	3,540
Total	528,324	481,286	300,140
Jason Davis, Former Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salary	206,346	317,500	300,000
Bonus	50,000	110,100	75,000
Option Awards	42,900	33,250	224,318
Other	7,500	25,800	25,800
Total	306,746	486,650	625,118
Evan Norton, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	40,000	40,000
Option Awards	8,580	6,650	60,300
Total	48,580	46,650	100,300
Yair Erez, Independent Director
Disclosure of transactions between related parties [line items]
Salary	13,333	40,000	40,000
Option Awards	8,580	6,650	60,300
Total			100,300
Iain Miller, Independent Director
Disclosure of transactions between related parties [line items]
Salary	26,667
Total	26,667
Nelson Haight, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	40,000	40,000
Option Awards	8,580	6,650	60,300
Total	$ 48,580	$ 46,650	$ 100,300